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[NEW YORK LIFE LOGO]                   NEW YORK LIFE INSURANCE COMPANY
  The Company You Keep(R)              51 Madison Avenue
                                       New York, NY 10010
                                       Bus: 212-576-7554
                                       Fax: 212-447-4268
                                       E-mail: Marijo_F_Murphy@newyorklife.com
                                       www.newyorklife.com.

                                       Marijo F. Murphy
                                       Assistance General Counsel


VIA EDGAR

October 15, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Universal Life Separate Account - I
         File No. 333-57210

Commissioners:

         On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement to the Prospectus that Registrant would have filed pursuant to Rule 497(b) would not have differed from that filed on October 4, 2002 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on October 4, 2002.

         If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7554.


                                              Very truly yours,

                                              /s/ Marijo F. Murphy

                                              Marijo F. Murphy
                                              Assistant General Counsel



                                        NYLIFE for Financial Products & Services